Private Placement - Additional Information (Detail) - Common Class A [Member]	Jul. 02, 2021 USD ($) $ / shares shares
Class of Stock [Line Items]
Sale of stock price per share	$ 10
Private Placement [Member]
Class of Stock [Line Items]
Stock issued during period new shares issued | shares	640,000
Sale of stock price per share	$ 10
Proceeds from private placement issue | $	$ 6,400,000